Deferred tax assets and liabilities - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 280	$ 1,403	$ 1,546
Recognized in income	4,151	(1,128)	(1,124)
Recognized in equity	0	0	0
Other movements	5,303	0	991
Translation Differences	(98)	5	(10)
Ending balance	9,636	280	1,403
Tangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0
Recognized in income	(4,388)
Recognized in equity	0
Other movements	5,303
Translation Differences	(94)
Ending balance	9,597	0
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	44	25	23
Recognized in income	6	18	4
Recognized in equity	0	0	0
Other movements	0	0	0
Translation Differences	(4)	1	(2)
Ending balance	46	44	25
Unused tax losses & tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	42,178	60,308	66,304
Recognized in income	(20,320)	(18,134)	(5,988)
Recognized in equity	0	0	0
Other movements	0	0	0
Translation Differences	0	4	(8)
Ending balance	21,858	42,178	60,308
Unremitted earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(41,942)	(58,930)	(64,781)
Recognized in income	20,077	16,988	5,851
Recognized in equity	0	0	0
Other movements	0	0	0
Translation Differences	0	0	0
Ending balance	$ (21,865)	(41,942)	(58,930)
Reclassification
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		$ 0	0
Recognized in income			(991)
Recognized in equity			0
Other movements			991
Translation Differences			0
Ending balance			$ 0